Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)			$ (26,422,000)	$ (13,606,000)		$ (19,634,000)		$ (16,757,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization			152,000	138,000		184,000		171,000
Stock-based compensation			3,340,000	400,000		710,000		749,000
Loss on disposal of PPE			42,000
(Gain) from debt forgiveness			(1,121,000)
Loss on debt extinguishment				180,000		180,000
Amortization and accretion of short-term investments			246,000	(5,000)		120,000
Other				(89,000)		(90,000)		17,000
Changes in operating assets and liabilities:
Accounts receivable, net			(490,000)	383,000		363,000		(3,000)
Inventories, net			583,000	(778,000)		(971,000)		(1,728,000)
Prepaid expenses and other current assets			(4,413,000)	220,000		162,000		216,000
Other long-term assets			(279,000)
Accounts payable			929,000	329,000		690,000		305,000
Accrued expenses			1,374,000	(328,000)		129,000		(548,000)
Other long-term liabilities			(1,164,000)			1,177,000		8,000
Net cash used in operating activities			(27,223,000)	(13,156,000)		(16,980,000)		(17,570,000)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment			(162,000)	(3,000)		(80,000)		(148,000)
Proceeds from long-term security deposit								1,000
Purchases of short-term investments			(8,455,000)	(33,676,000)		(33,676,000)
Proceeds from short-term investments						1,500,000
Proceeds from maturities of short-term investments			31,815,000
Net cash used in investing activities			23,198,000	(33,679,000)		(32,256,000)		(147,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from PPP loan				1,121,000
Proceeds from issuance of long-term debt						1,121,000
Proceeds from issuance of long-term debt and warrants, net								4,982,000
Repayment of long-term debt				(5,000,000)		(5,000,000)
Cash received from early exercises of options						253,000
Proceeds from issuance of common stock options, net of repurchase			386,000	40,000		225,000		30,000
Proceeds from convertible preferred stock, net of issuance costs				52,624,000		52,623,000
Net cash provided by financing activities			386,000	48,785,000		49,222,000		5,012,000
Effect of exchange rate changes on cash			(18,000)	(8,000)		(12,000)		(10,000)
Net increase (decrease) in cash and cash equivalents			(3,657,000)	1,942,000		(26,000)		(12,715,000)
Cash and cash equivalents, beginning of year			11,312,000	11,338,000		11,338,000		24,053,000
Cash and cash equivalents, end of year	$ 7,655,000	$ 13,280,000	7,655,000	13,280,000		11,312,000		11,338,000
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest				40,000		44,000
Cash paid for income taxes			2,000	1,000		25,000
NON-CASH INVESTING AND FINANCING ACTIVITIES
Changes in accrued purchases of property and equipment			7,000	3,000		$ (3,000)		$ 3,000
Vesting of early exercises of stock options			114,000
Growth Capital Acquisition Corp.
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	(7,920,049)				$ 8,261,624		$ (9,715)
Adjustments to reconcile net loss to net cash used in operating activities:
Realized gain and interest earned on investment held in Trust Account	(10,550)				(5,514)
Warrant transaction costs					292,875
Excess value of UW warrants					1,293,750
Unrealized gain on Fair Value changes of warrants	6,848,250				(9,936,000)
Changes in operating assets and liabilities:
Prepaid expenses	69,189				(114,937)
Accounts payable and accrued expenses	501,990				53,756
Net cash used in operating activities	(511,170)				(154,446)		(9,715)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of investments held in Trust Account					(172,500,000)
Net cash used in investing activities					(172,500,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from notes payable – related parties		135,325
Proceeds from Initial Public Offering, net of underwriting fees					169,050,000
Borrowings from promissory note					135,325
Repayment of promissory note					(135,325)
Proceeds from private placement					5,175,000
Contribution from stockholder					4,086		9,000
Payment of offering costs		(37,400)			(826,946)
Proceeds from sale of common stock		4,086
Net cash provided by financing activities		102,011			173,402,140		9,000
Net increase (decrease) in cash and cash equivalents	(511,170)	102,011			747,694		(715)
Cash and cash equivalents, beginning of year	749,737	2,043			2,043		2,758
Cash and cash equivalents, end of year	238,567	104,054	$ 238,567	$ 104,054	749,737		2,043
Supplemental Disclosure of Non-cash Financing Activities:
Value of Class A common stock subject to possible redemption at February 2, 2021, as restated					157,887,179
Change in value of Class A common stock subject to possible redemption, as restated					14,612,821
Initial classification of warrant liability					17,077,500
Deferred offering costs included in accrued offering costs		$ 12,210					20,000
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for income taxes							$ 32